LORD ABBETT RESEARCH FUND, INC.

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

April 5, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-4720

Re:	Lord Abbett Research Fund, Inc. (the “Registrant”)
1933 Act File No. 033-47641
1940 Act File No. 811-06650

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and the statement of additional information contained in Post-Effective Amendment No. 51 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on March 27, 2013.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2603.

Sincerely,

/s/ Jessica Di Perna

Jessica Di Perna

Paralegal

Lord, Abbett & Co. LLC